New Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
New Accounting Pronouncements [Abstract]
New Accounting Pronouncements
46.	New Accounting Pronouncements:

The following is a summary of new standards, interpretations and improvements to the International Financial Reporting Standards issued by the International Accounting Standards Board (IASB) that are not yet effective as of December 31, 2024:

IAS 28 Investments in Associates and Joint Venture and IFRS 10 Consolidated Financial Statements.

In September 2014, the IASB published this modification, which clarifies the scope of the profits and losses recognized in a transaction, that involves an associate or joint venture, and that this depends on whether the asset sold or contribution constitutes a business. Therefore, the IASB concluded that all gains or losses must be recognized against loss of control of a business.

Likewise, the gains or losses that result from the sale or contribution of a subsidiary that does not constitute a business (definition of IFRS 3) to an associate or joint venture must be recognized only to the extent of unrelated interests in the associate or joint venture.

During December 2015, the IASB agreed to set the effective date of this modification in the future, allowing its immediate application.

Banco de Chile and its subsidiaries will have no impact on the Consolidated Financial Statements as a result of the application of this amendment.

IAS 21 Effects of Changes in Foreign Exchange Rates.

In August 2023, the IASB published amendments to IAS 21. These amendments set out criteria that will allow companies to assess whether a currency is exchangeable and when it is not so, they can determine the exchange rate to use and the disclosures to provide.

The amendments are effective for periods beginning on or after January 1, 2025, and early application is permitted.

As of the date of issuance of these Consolidated Financial Statements, the implementation of this new standard will not have impact for the Bank or its subsidiaries.

IFRS 18 – Presentation and Disclosure in Financial Statements.

In April 2024, IASB published a new accounting standard, IFRS 18 Presentation and Disclosure in Financial Statements, replacing the IAS 1 Presentation of Financial Statements.

This new standard aims to improve the usefulness of the presented and disclosed information so that the comparability of the financial information is enhanced, complying with the qualitative characteristics defined in the conceptual framework of the International Financial Reporting Standards (IFRS).

According to the information provided by IASB, the standard introduces three new requirements:

-	Improvement comparability of the income statement.
-	Higher transparency in measuring the performance defined by the management.
-	More useful grouping of the information in the financial statements.

The standard will be effective for annual accounting periods beginning on or after January 1, 2027.

IFRS 19 – Subsidiaries without Public Accountability: Disclosures

In May 2024, the IASB published the new accounting standard IFRS 19 Subsidiaries without Public Accountability and Disclosures, which will come into effect on January 1, 2027 with earlier application permitted.

This new standard allows to save in the preparation costs of the financial statements of subsidiaries without public interest, making possible to disclose less information and adapt the financial statements to the needs of the users when certain conditions are met.

The standard establishes that a subsidiary is in the public interest if:

-	It has debt instruments or capital that is subject to trade on a public market or if it is in the process of issuing such instruments to negotiate on a public market; or
-	Manages fiduciary assets for a broad group of external people as one of its principal businesses.

A subsidiary is eligible and can apply IFRS 19 in its consolidated or individual financial statements if:

-	It does not have public responsability; and
-	Its ultimate parent company or any other intermediate parent company issued consolidated financial statements that are available for public use and comply with the IFRS.

This new standard will not have impact on the Consolidated Financial Statements.

IFRS 9 and IFRS 7 Classification and Measurement of Financial Instruments

In May 2024, the IASB issued amendments to the classification and measurement requirements of IFRS 9, “Financial Instruments”, and to the disclosure requirements required by IFRS 7, “Financial Instruments: Disclosure Information” according to the following:

Derecognition of financial liabilities settled by electronic transfer.

The amendment allows an entity to consider that a financial liability (or part of it) that is settled using an electronic payment system is cancelled, expires or the liability otherwise qualifies for derecognition before the settlement date, if certain specified criteria are met. An entity that chooses to apply the deregistration option would be required to apply it to all settlements made through the same electronic payment system.

Classification of financial assets

The amendment provides guidance on how an entity can evaluate whether the contractual cash flows of a financial asset are consistent with a basic loan agreement, for classification and measurement purposes.

The amendment also improves the description of the term “non-recourse”, meaning that a financial asset has “non-recourse” characteristics if an entity’s ultimate right to receive cash flows is contractually limited to the cash flows generated by specific assets.

Disclosures

For investments in equity financial instruments designated at fair value through other comprehensive income, an entity is required to disclose the fair value gain or loss presented in other comprehensive income during the period, separately demonstrating the fair value gain or loss that relates to investments derecognised in the period and the fair value gain or loss of the fair value that relates to the investments held at the end of the period.

Additional disclosures are required for financial assets and liabilities with contractual terms that reference a contingent event (including those that are linked to Environmental, Social and Governance factor (ESG)).

The amendments are effective for annual periods beginning on or after January 1, 2026. Early application is permitted.

The Bank is in the process of analyzing the impact of this new regulation.

Annual improvements to IFRS.

In July 2024, the IASB published the draft Annual Improvements to IFRS accounting standards.

The IASB uses the annual improvement process to make necessary, but non-urgent, amendments to IFRS that will not be included as part of any other project. By presenting the amendments in a single document rather than as a series of fragmented changes, the IASB aims to ease the burden of the changes on all stakeholders. Below is a summary of the issues addressed:

IFRS 7 Financial Instruments: Information to be disclosed, gains or losses from derecognition, IFRS 7 is modified to replace obsolete references to paragraphs of IFRS 13 to be consistent with the wording of the latter standard.

Implementation Guide for IFRS 7 Financial Instruments: Disclosure Information, modifies the wording of the Implementation Guide to be consistent with the requirements of IFRS 7 and with the wording and concepts of IFRS 9 and IFRS 13. Clarifies that The implementation guide does not necessarily illustrate all the requirements of IFRS 7.

IFRS 9 Financial Instruments, derecognition of financial lease liabilities. IFRS 9 is amended by adding a cross-reference to clarify that when a lease liability has been extinguished in accordance with IFRS 9, the lessee must recognize any residual difference in results.

Transaction price; due to an inconsistency amends IFRS 9 to replace the paragraph that reads “its transaction price (as defined in IFRS 15 Revenue from contracts with customers)” with “the amount determined applying IFRS 15”.

IFRS 10 Consolidated Financial Statements, determination of the existence of a “de facto agent”. Amends IFRS 10 “Consolidated Financial Statements” to clarify an example where judgment is required to determine whether a party is acting as a de facto agent.

The amendments are effective for annual periods beginning on or after January 1, 2026. Early application is permitted.

The Bank is analyzing its impact.